September 23, 2013

Securities and Exchange Commission

Division of Corporation Finance

Washington, DC 20549

Attn:	John Reynolds

Tiffany Piland

John Lopez

Myra Moosariparambil

Tia Jenkins

Re:	Biocept, Inc.

Draft Registration Statement (Form S-1)

Submitted August 19, 2013

CIK No. 0001044378

Ladies and Gentlemen:

We have received and reviewed, and we thank you for, the Staff’s comment letter dated September 13, 2013. Our responses are set forth below. In each case, we precede our response by repeating the Staff’s letter’s comment. Our responses are numbered to correspond with the numbering of the comments in the Staff’s letter.

Please consider our responses in conjunction with your review of our Form S-1 registration statement (the “Registration Statement”), which we are filing simultaneously.

General

1.	STAFF’S COMMENT: Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

REGISTRANT’S RESPONSE: As of today, there have not been any such written communications or research reports. We will provide the Staff with any such future written communications or research reports should they be presented or become available.

2.	STAFF’S COMMENT: Please include all information that is not subject to Rule 430A, including the number of shares and a bona fide estimate of the range of the maximum offering price for the shares.

As the price range you select will affect disclosure in several sections of the filing, we will need sufficient time to process your amendments once a price range is included and the material information now appearing blank throughout the document has been

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provided. Please understand that the effect of the price range on disclosure throughout the document may cause us to raise issues on areas not previously commented on.

REGISTRANT’S RESPONSE: We acknowledge this comment and will provide all such information, to the extent not already included in the Registration Statement as filed, as soon as possible after such information becomes available.

3.	STAFF’S COMMENT: Please file all exhibits, including your legal opinion, as soon as practicable. We must review these documents before the registration statement is declared effective, and we may have comments on these documents once they are filed.

REGISTRANT’S RESPONSE: We acknowledge this comment and will file all such required exhibits, to the extent not already included in the Registration Statement as filed, as soon as possible after it becomes practicable to do so.

4.	STAFF’S COMMENT: Please provide us with any gatefold information such as pictures, graphics or artwork that will be used in the prospectus. For guidance, see Securities Act Forms, Compliance and Disclosure Interpretation, Question 101.02.

REGISTRANT’S RESPONSE: We have not finalized our decision as to what, if any, gatefold information such as pictures, graphics or artwork will be included within the Registration Statement. We will provide you with such information, if any, as soon as practicable after our decision is finalized.

Summary, page 1

5.	STAFF’S COMMENT: From your disclosure, it appears that the only test you currently offer is your OncoCEE-BR breast cancer test. However, you state on page 4 that your “tests enable detailed analysis…” Your risk factor disclosure also suggests that you offer more than one cancer diagnostic test. For example, the first risk factor on page 13 indicates that you currently derive substantially all of your revenues from your cancer diagnostics tests. We also note your disclosure in the second risk factor on page 13 that you have engaged in limited sales and marketing activities for the cancer diagnostic tests you offer. Please revise your summary, risk factors and where appropriate to reflect, if true, that you currently offer only one cancer diagnostic test.

REGISTRANT’S RESPONSE: As requested, we have made many revisions throughout the Registration Statement’s preliminary prospectus to indicate that we currently offer only one cancer diagnostic test.

6.	STAFF’S COMMENT: Please revise the introductory paragraphs to clearly indicate the number of tests you currently sell and the number and timeframes to commercialization for other tests that are close to being launched. It appears that you currently have one test, for breast cancer, which is commercially available; you expect to have another, for lung cancer, to be sold beginning in the second half of 2014; and you expect to start selling tests for prostate, melanoma and other cancers at a rate of 1-2 per year for the next 3 years. Please revise accordingly.

REGISTRANT’S RESPONSE: As requested, we have made several revisions throughout the Registration Statement’s preliminary prospectus (including on page 1) to indicate

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that we currently offer only one cancer diagnostic test and to indicate the number and projected timeframes to commercialization for other tests that are close to being launched. Please note that our lung cancer test is expected to be launched in the first half of 2014.

7.	STAFF’S COMMENT: In this regard, please revise the introductory paragraphs and where appropriate to address the extent to which your historical revenues have been generated other than by your breast cancer or another commercially available test. We note the statement on your website that you “offer services to other laboratory testing providers, academic institutions, research organizations, biopharmaceutical companies, and clinical trial support.”

REGISTRANT’S RESPONSE: We have made certain revisions in response to this comment, including on pages 6 and 80 of the Registration Statement’s preliminary prospectus. Please note that to date we have had no material revenues other than by performing tests. We plan to expand our clinical trials services business with the help of sales and marketing resources we intend to hire with the proceeds of this offering.

8.	STAFF’S COMMENT: Consider deleting or simplifying paragraphs of detailed, industry jargon to make it easier for the reader to understand what you currently (and expect to) do to generate revenues. See, for example, the second and third full paragraphs on page 6.

REGISTRANT’S RESPONSE: We have revised as requested, including on pages 5-6 and 72-73 of the Registration Statement’s preliminary prospectus.

9.	STAFF’S COMMENT: Please revise to clarify the bases for statements that your test is more personalized compared to other available tests, provides more information or a more complete profile, and so forth. Similarly revise pages 67 and 68.

REGISTRANT’S RESPONSE: We have revised as requested, including on pages 4 and 71 of the Registration Statement’s preliminary prospectus We, unlike competitors, include biomarker information in analytical reports.

10.	STAFF’S COMMENT: Please revise the list of risks on page 7 to provide quantitative and other clarification to clearly and concisely describe the risk. For example, please quantify your accumulated deficit instead of referring to a “significant” cumulative net loss, state that your current cash resources are insufficient to fund your operations without this offering instead of stating that you will need to raise additional capital, and state that you hired your CEO in August 2013.

REGISTRANT’S RESPONSE: We have revised as requested.

11.	STAFF’S COMMENT: We note your bulleted list of shares that are excluded from the shares to be outstanding after the offering on page 9 does not reconcile to similar lists within your capitalization and dilution disclosures on pages 42 and 44, respectively. Please update the disclosures as appropriate.

REGISTRANT’S RESPONSE: We have revised as requested; the three lists are now conformed.

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Risk Factors, page 12

12.	STAFF’S COMMENT: We note the first risk factor on page 12 regarding your status as an early stage company and the last risk factor on page 16 regarding your management transition. Consider further clarifying your CEO’s limited experience as an executive officer and the relatively short time your CEO and CFO have been in those roles.

REGISTRANT’S RESPONSE: We have made such revisions with respect to our CEO. Because our CFO has been with us for over two years and has significant public-company experience, we do not believe that it is necessary to directly identify our CFO in connection with such a risk.

13.	STAFF’S COMMENT: It is unclear why you do not provide risk factor disclosure regarding your reliance on significant technology or licenses owned at least in part by others, such as Aegea. Please revise or advise.

REGISTRANT’S RESPONSE: The Aegea technology is our only licensed-in technology; and in any event we have an exclusive license of the Aegea technology for our field of interest. We believe that to provide such risk factor disclosure in this connection would be unnecessary and might tend to be misleading, because our contractual license rights reduce any risk in this regard to the level of immateriality.

14.	STAFF’S COMMENT: We note your disclosure on page 46 that over 75% of your revenue in 2012 was generated through your arrangement with Clarient Diagnostics Services, Inc. If the company expects that a significant portion of its revenues will continue to be generated through the arrangement with Clarient, please add risk factor disclosure to this effect.

REGISTRANT’S RESPONSE: In view of the relatively modest absolute (as opposed to percentage) quantity of our historic sales through Clarient, the nature of our current (as-amended) commercial arrangement with Clarient, and the anticipated expansion of sales due to the efforts of the direct sales force we would hire with the proceeds of the offering and the launch of anticipated new products which would not be sold through Clarient (which would likely reduce the percentage of our revenues that would be attributable to Clarient), we believe that to provide such risk factor disclosure would be unnecessary and might tend to be misleading. We have, however, added disclosure on pages 50 and 63 of the Registration Statement’s preliminary prospectus to the effect that we expect that in the future the percentage of our revenue which is generated through our arrangement with Clarient will diminish.

Because of certain Medicare billing rules, we may not receive reimbursement…, page 25

15.

STAFF’S COMMENT: We note your disclosure that “[a]ll of the molecular diagnostic tests … received such positive coverage determinations” and that you “received a negative coverage determination … for [your] CTC enumeration tests.” Please revise to discuss the status of Medicare coverage for each of the current and planned tests included in the tabular disclosure on page 70. For example only, please discuss whether the current and planned tests would be subject to positive or negative Medicare coverage determinations, whether any such coverage determinations are national or local coverage determinations, the limitations, if any, on the coverage implied by any positive coverage

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determination, such as geographic or patient population limitations, and whether you have submitted coverage determination requests to Palmetto GBA or Noridian for any of the current or planned tests. Similarly revise the Coverage and Reimbursement for Our Tests section on page 84.

REGISTRANT’S RESPONSE: We have revised our disclosure in response to this comment. Please note that we did not provide test-by-test Medicare coverage disclosures as suggested by this comment, because the coverage status of our current CTC test and our planned CTC tests would all be the same.

16.	STAFF’S COMMENT: Please revise the subheading and text of the risk factor to clarify why it is important that you receive a positive coverage determination.

REGISTRANT’S RESPONSE: We have revised as requested.

17.	STAFF’S COMMENT: We note your disclosure that as of September 1, 2013, Noridian will be the Medicare Administrative Contractor for California. Please disclose whether you have received any indication from Noridian regarding coverage for your tests.

REGISTRANT’S RESPONSE: We have revised our disclosure on pages 25 and 90 of the Registration Statement’s preliminary prospectus to state our understanding that Noridian’s intention is to follow, for tests such as ours, the positive or negative coverage determinations which from time to time are made by Palmetto GBA.

State-imposed genetic testing and privacy laws will affect our operations…, page 30

18.	STAFF’S COMMENT: Please disclose if you are currently subject to any state genetic testing laws. If so, please briefly describe such laws and the impact such laws have on your operations and revise the disclosure beginning on page 87 as appropriate.

REGISTRANT’S RESPONSE: We have determined that we are not currently subject to any state genetic testing laws, and we have deleted this risk factor.

Use of Proceeds, page 41

19.	STAFF’S COMMENT: We note your disclosure here and in the first risk factor on page 38 that you “will have broad discretion in the application of the net proceeds” and that you “may apply the net proceeds of this offering differently than [you] currently anticipate.” You may reserve the right to change the use of proceeds, provided that such reservation is due to certain contingencies that are discussed specifically and the alternatives to such use in that event are specified. See Instruction 7 to Item 504 of Regulation S-K. Please revise your disclosure to specifically discuss the contingencies that would cause you to apply the net proceeds of this offering differently than you currently anticipate and specify the alternative uses of the net proceeds in that event.

REGISTRANT’S RESPONSE: We have revised these disclosures in order to clarify that the discretion refers primarily to the “remainder” portion of the proceeds for which specific uses are not identified, and to adjustments due to unforeseen events.

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20.	STAFF’S COMMENT: We note your disclosure on page 97 that under the terms of the salary reduction and contingent payment agreements, you must satisfy the deferred salary amounts from the proceeds of this offering. If so, please disclose in this section that net proceeds are intended to be used for this purpose and disclose the approximate amount intended to be used for such purpose.

REGISTRANT’S RESPONSE: We have revised as requested on pages 8, 42 and 103 of the Registration Statement’s preliminary prospectus.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 47

21.	STAFF’S COMMENT: Please revise to further clarify the reasons underlying material changes in your results of operations. For example, where you state that changes were caused “primarily” by a reduction in headcount or the volume of commercial tests, it is unclear to what extent prices, changes in non-headcount expenses or other factors materially affected your results. Provide quantitative clarification where multiple factors materially affected your results of operations.

REGISTRANT’S RESPONSE: We have revised as requested.

22.	STAFF’S COMMENT: Please revise to address the extent to which your average price per test changed from period to period.

REGISTRANT’S RESPONSE: We have revised as requested.

Revenues, page 47

23.	STAFF’S COMMENT: Please expand this section to clarify that after May 2013, you are now responsible for billing third-party payors and also explain how that change is expected to affect your recognized revenue and estimated collectible accounts receivable.

REGISTRANT’S RESPONSE: We have revised as requested.

Results of Operations, page 51

Cost of Revenues, page 51

24.	STAFF’S COMMENT: We note your cost of revenues increased 145.1% for the six months ended June 30, 2012 compared to the six months ended June 30, 2013. Please quantify and disclose the number of tests ordered for each period presented. Alternatively, explain to us why you believe such information should not be disclosed.

REGISTRANT’S RESPONSE: We have revised as requested.

Description of Business, page 58

25.	STAFF’S COMMENT: Please revise to quantify your average price per test and discuss

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the degree to which the amount you receive depends on the payor or other factors, including those addressed in “Coverage and Reimbursement for Our Tests” on page 84. We also note the statement on page 83 that “reimbursement rates can vary…”

REGISTRANT’S RESPONSE: We have revised as requested. See page 63 of the Registration Statement’s preliminary prospectus.

26.	STAFF’S COMMENT: Please revise the table on page 70 to include columns addressing the status of the tests and, where they are not commercially available, the approximate amount of time to reach commercialization.

REGISTRANT’S RESPONSE: We have revised as requested.

27.	STAFF’S COMMENT: Please revise to reconcile the discussion of “competitive advantages” on page 67 with your “Competition” disclosure on page 78.

REGISTRANT’S RESPONSE: We have revised as requested.

Test Development Process, page 73

28.	STAFF’S COMMENT: Please clarify how clinical utility studies fit into your test development process. Please also clarify where the OncoCEE-BR test, the OncoCEE-LU test and any other tests you anticipate launching in fiscal year 2013 or fiscal year 2014 are in your test development process.

REGISTRANT’S RESPONSE: We have revised as requested. See page 78 of the Registration Statement’s preliminary prospectus. We have removed the reference here to clinical utility studies, because clinical utility studies are not a component of our formal development process and such a reference could be perceived as misleading.

29.	STAFF’S COMMENT: Please revise the reference to several components from sole suppliers on page 80 to identify the components and suppliers. See Item 101(h)(4)(v) of Regulation S-K.

REGISTRANT’S RESPONSE: We have revised as requested on page 83 of the Registration Statement’s preliminary prospectus, to more accurately reflect our situation and to avoid giving undue emphasis to supplier risk in cases where we believe such risk is not material (because the supplier could be replaced readily enough).

Third-Party Payor Reimbursement, page 83

30.	STAFF’S COMMENT: We note statements regarding Medicare reimbursement. However, it is unclear if these statements are made generically about the industry or are meant to indicate that Medicare beneficiaries, you or other parties are reimbursed specifically for your tests. We also note the statements on page 84 and elsewhere that you received a negative coverage determination. Please revise to clarify the extent of your Medicare coverage. In this regard, we note the following statements on your website. “Biocept is a Medicare participating provider. In compliance with federal statutes, Biocept will bill Medicare directly except inpatient hospital clients. Additionally, Medicare and other patients will be responsible for any deductible or co-pay outlined by their insurance plan.”

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REGISTRANT’S RESPONSE: We have revised as requested. We will also update and improve the statements made on our website.

Legislative and Regulatory Changes Impacting Clinical Laboratory Tests, page 85

31.	STAFF’S COMMENT: We note your disclosure on page 86 that Palmetto GBA recently issued a Local Coverage Decision under which Palmetto “will not cover any molecular diagnostic tests, including [your] tests, unless the test is expressly included in a National Coverage Determination issued by CMS or a Local Coverage Determination or coverage article issued by Palmetto.” Please discuss whether your molecular diagnostic tests have been expressly included in a National Coverage Determination issued by CMS or a Local Coverage Determination or coverage article issued by Palmetto or Noridian and, if so, specify which tests.

REGISTRANT’S RESPONSE: We have revised as requested.

Other States’ Laboratory Testing, page 89

32.	STAFF’S COMMENT: We note the statement that, other than “New York, Florida, and Rhode Island, [you] have obtained licenses” in states that require licensure of out-of-state laboratories. With a view to clarifying disclosure, advise us why your website page “Licenses and Certificates” lists only California, Florida, Maryland, Pennsylvania and Rhode Island.

REGISTRANT’S RESPONSE: We have updated and revised these disclosures here and elsewhere (for example, pages 6, 73, 77 and 92). We will also update and improve the statements made on our website. We believe that the states listed on our website page, plus New York, are the only states in which we are required to be licensed.

Properties, page 89

33.	STAFF’S COMMENT: Please revise your disclosure in this section to discuss the warrants issued to your landlord in connection with the September 2012 lease amendment. Please also discuss any amounts owed for rent in arrears.

REGISTRANT’S RESPONSE: We have revised as requested. No amount is owed for rent in arrears.

Management, page 90

34.	STAFF’S COMMENT: Please disclose the name and principal business of any corporation or organization in which Mr. Gerhardt was employed as a certified public accountant in the past five years. Please also disclose the principal occupation and employment of Mr. Arnold from October 2009 until May 2010 and the name and principal business of any corporation or organization in which he was employed during that time. Refer to Item 401(e)(1) of Regulation S-K.

REGISTRANT’S RESPONSE: We have revised as requested.

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35.	STAFF’S COMMENT: Please revise to indicate the field in which Mr. Nall received his B.S. degree.

REGISTRANT’S RESPONSE: We have revised as requested. His degree was in Business Administration.

Summary Compensation Table, page 95

36.	STAFF’S COMMENT: Please revise footnote 1 to refer to the narrative disclosure where the material terms of the Salary Reduction and Contingent Payment Agreement are discussed. Refer to Instruction 2 to Items 402(n)(2)(iii) and (iv) of Regulation S-K.

REGISTRANT’S RESPONSE: We have revised as requested.

Outstanding Equity Awards, page 97

37.	STAFF’S COMMENT: Please revise the market price of units that are unvested column to disclose the aggregate market value of the number of unvested securities underlying the restricted stock units. Refer to Item 402(p)(2)(viii).

REGISTRANT’S RESPONSE: We have revised as requested.

Employee Stock Plans, page 101

38.	STAFF’S COMMENT: Please provide the information required by Item 201(d) of Regulation S-K.

REGISTRANT’S RESPONSE: The required information has been included at pages 107-08 of the Registration Statement’s preliminary prospectus.

Certain Relationships and Related Party Transactions, page 106

Claire K. T. Reiss, page 107

39.	STAFF’S COMMENT: For each transaction, please indicate Mrs. Reiss’ position(s) or relationship(s) with, or ownership in, the affiliated entity that is a party to or has an interest in each transaction. Refer to Item 404(a)(2) of Regulation S-K.

REGISTRANT’S RESPONSE: We have revised as requested. See page 115 of the Registration Statement’s preliminary prospectus.

40.	STAFF’S COMMENT: For the note and warrant purchase agreement reflecting certain prior and possible future borrowings totaling up to $7.0 million, please disclose the aggregate amount of principal and accrued interest outstanding for amounts borrowed from Mrs. Reiss or entities affiliated with her as of the latest practicable date. Similarly revise the disclosure regarding amounts borrowed from SMAC, Hale BioPharma Ventures LLC, Ms. Wilson and Mr. Gerhardt.

REGISTRANT’S RESPONSE: We have revised as requested. See pages 116-118 of the Registration Statement’s preliminary prospectus.

41.	STAFF’S COMMENT: For the July 2013 amendment to a $1.4 million promissory note, please disclose the aggregate amount of principal and accrued interest outstanding as of

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the latest practicable date.

REGISTRANT’S RESPONSE: We have revised as requested, on page 116 of the Registration Statement’s preliminary prospectus.

Edward Neff, page 108

42.	STAFF’S COMMENT: For the each financing arrangement with SMAC, please disclose the dollar value of the amount involved, the largest aggregate amount of principal outstanding during the period for which disclosure is provided, the amount thereof outstanding as of the latest practicable date, the amount of principal paid during the periods for which disclosure is provided, the amount of interest paid during the period for which disclosure is provided and the rate or amount of interest payable pursuant to the financing arrangements. Refer to Item 404(a)(5) of Regulation S-K.

REGISTRANT’S RESPONSE: We have revised as requested. See page 116 of the Registration Statement’s preliminary prospectus.

Index to Financial Statements, page F-1

43.	STAFF’S COMMENT: The index page includes a reference to a pro forma statement of shareholders’ deficiency as of June 30, 2013. Please advise where this pro forma statement is presented.

REGISTRANT’S RESPONSE: The index page was in error, and has been corrected.

Notes to Financial Statements, page F-8

Note 3. Summary of Significant Accounting Policies, page F-9

Unaudited Pro Forma Information, page F-9

44.	STAFF’S COMMENT: Since a registrant cannot control whether a registration statement will be declared effective by the Commission, please advise how you determined that the sale of the IPO shares is a factually supportable event or revise to delete the effect of the offering from the pro forma presentation here, from Summary Financial Data on page 11, and from Selected Historical Financial Data on page 45.

REGISTRANT’S RESPONSE: We have revised to delete the effect of the sale of the IPO shares from the pro forma presentation here, in Summary Financial Data, and in Selected Historical Financial Data.

45.	STAFF’S COMMENT: We note your reference on page 9 to a not-yet quantified reverse stock split that will be effected before the completion of this offering. We also note that this reverse stock split is not included in the list of pro forma equity transactions that will be disclosed in the registration statement. Please note that if the reverse stock split will not occur at or prior to effectiveness, it cannot be presented retrospectively in the historical financial statements. Please tell us why the reverse stock split was omitted from the pro forma presentation and how you plan to disclose the split in the registration statement or revise the pro forma section accordingly.

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REGISTRANT’S RESPONSE: The not-yet quantified reverse split is planned to be effected before the completion of this offering and will be presented retroactively in the financial statements.

46.	STAFF’S COMMENT: Unless each item described in the Note will be disclosed separately in the pro forma balance sheet, revise the Note to present the dollar amount of each item.

REGISTRANT’S RESPONSE: When information is available at the time of pricing, we will revise to fill in the blanks in order to present the dollar amount of each item. (We assume this comment is directed to Note 3.)

Note 5. Notes Payable, page F-15

47.	STAFF’S COMMENT: We note you have included 42,245,834 shares of preferred stock in the statement of shareholder’s deficit for the period ended June 30, 2013 as “Shares to be issued for conversion of notes payable and accrued interest.” Please provide the following:

•	Explain to us why you have presented these shares as “to be issued” equity as of June 30, 2013 and provide reference to the authoritative guidance which you used to base your presentation.

•	Tell us your accounting treatment and journal entries recorded for the conversion of the notes payable to Series A preferred stock, including your consideration of ASC 470-20 and ASC 470-60.

•	Expand your disclosures here and in Note 8 to clarify the meaning of the “to-be issued shares” and the reasons for this classification.

REGISTRANT’S RESPONSE:

a. As of June 30, 2013, 42,245,834 preferred shares are classified as “to be issued” as a result of the conversion of approximately $20,231,000 of debt and $2,581,000 of accrued interest. As of June 28, 2013, the note holders signed agreements executing a conversion of the principal and all accrued and unpaid interest due to them into preferred shares and deeming all amounts as paid in full. As of that date, the former note holders had the risks and rewards of preferred share equity holders and no longer had the risks and rewards of note holders. As of that date the former note holders no longer had any rights to receive cash and no longer held an interest bearing instrument, rather, they had the rights to receive a fixed number of preferred shares, whose value can fluctuate with the fortunes of the Company as the preferred shares do in the hands of the other preferred share equity holders. As of the balance sheet date of June 30, 2013, we were contractually obligated to issue these shares of Series A preferred stock because the holders of the notes had converted such notes into Series A preferred stock as of June 28, 2013; however, we did not actually issue the shares until July 22, 2013. The holders of the notes, all members of the Board of Directors or shareholders, gave up their rights as note holders knowing the Company would need to formally file an amendment of the articles of incorporation with

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the Secretary of State of California to record an increase in the number of authorized preferred shares before the shares being issued. On June 28, 2013, the Board of Directors had approved the authorization and issuance of such shares. The amendment of the articles of incorporation was effective on July 22, 2013, and we issued the shares of Series A preferred stock to the former note holders.

As filing of the amendment of the articles of incorporation with the Secretary of State of California was considered perfunctory, as the conversion of the debt into Series A preferred shares was contractual before the balance sheet date, as the number of shares into which the debt was converted was determined and fixed on June 28, 2013, and as the shares were issued before the publication date of the financial statements, we determined that equity classification as “to be issued” was appropriate for these shares. SEC Topic 4E was analogized in making this classification, as the rule, when discussing receivables from shareholders as a result of an equity transaction, states that “The staff will not suggest that a receivable from an officer or director be deducted from stockholders’ equity if the receivable was paid in cash prior to the publication of the financial statements and the payment date is stated in a note to the financial statements.”

b. The journal entry for the debt conversion as of June 28, 2013 was as follows:

DR: Notes payable	$20,231,427
DR: Accrued interest	$2,580,977
CR: Series A Preferred Shares (to be issued)	$4,225
CR: Additional paid in capital	$22,808,179

Consideration of ASC 470-20: In recording the convertible notes payable at each issuance, we evaluated the detachable warrants and the conversion feature assigned to each note under the guidance of ASC 470-20. Because the conversion feature of the notes had a variable exercise price (the price of a future financing), the conversion feature was evaluated to see if it is considered an embedded derivative. As the conversion feature on the debt could not be readily settled in cash, the conversion feature did not meet the criteria for bifurcation under the guidance. Further, as changes to the conversion terms would be triggered by future events not controlled by the Company, the conversion features were accounted for as contingent conversion options, and the intrinsic value of such conversion options were not recognized in additional paid-in capital until and unless the triggering event occurred. Thus, we initially recorded no debt discount for the conversion feature. At issuance, the proceeds were allocated to the fair value of the detachable warrant and to the debt, resulting in a discount on the debt. We amortized such discounts over the term of the debt. At December 31, 2012, all of the subject notes had reached their maturity date and all related debt discounts had been fully amortized into interest expense.

Consideration of ASC 470-60: In recording the conversion of the debt, we noted that the debt converted at $0.54 per share while the fair value of our Series A preferred shares, as determined by our independent valuation experts, was $0.13 per share. Under ASC 470-60, there would be a gain to be recorded for all the notes converted not in accordance with their original terms. We had three series of notes that were converted on June 28,

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2013: the Goodman Note, the 2011 Convertible Bridge Notes, and the 2012 Revolver Notes. Only the 2011 Convertible Bridge Notes were converted in accordance with their original terms, and thus would not qualify for consideration under the guidance of ASC 470-60. Thus, we would calculate a potential gain due to the troubled debt restructuring of $0.41 per share times the total number of shares granted to convert the Goodman Note and the 2012 Revolver Notes, a total of 16,008,223 shares, equating to a gain of approximately $6,563,000. However, as the note holders were all Directors of the Company, the vast majority of the notes being held by our majority shareholder, we determined that the conversion transaction was in essence a capital transaction and that it would not be appropriate to record a gain between these related parties. In making our determination we relied on the guidance in ASC 470-50-40-2 which states that “extinguishment transactions between related entities may be in essence capital transactions.” (Please note, the figures in this paragraph have not been adjusted for the not-yet quantified reverse split which is planned to be effected before the completion of this offering.)

We have expanded our disclosures in Note 6 related to our consideration of the guidance in ASC 470-60 “Troubled Debt Restructuring” for each of the converted notes payable. In these disclosures we noted the fact that the conversion occurred with a major shareholder related party or related parties and thus were recorded as capital transactions.

c. We have expanded our disclosures in Note 8 related to the “to be issued” preferred shares as follows:

As of June 30, 2013 (unaudited), 42,245,834 shares of Series A preferred stock are classified as “to be issued” as a result of the conversion of approximately $20,231,000 of debt and $2,581,000 of accrued interest on June 28, 2013. As of June 30, 2013, the Company was contractually obligated to deliver the number of shares specified in each note payable conversion agreement dated as of June 28, 2013; however, such shares were not issued until July 22, 2013.

Corresponding disclosure has been added to Note 5.

Note 16. Subsequent Events (Unaudited), page F-30

48.	STAFF’S COMMENT: Please disclose the date through which you have evaluated the subsequent events for the annual and interim financial statements presented, and whether that date is either the date the financial statements were issued or available to be issued. Refer to ASC 855-10-50-1.

REGISTRANT’S RESPONSE: We have included a statement in Note 16 noting the date through which our subsequent events have been evaluated as follows:

The Company has evaluated all events or transactions that occurred after the balance sheet dates of December 31, 2012 and June 30, 2013, through September 23, 2013, the date the annual and interim financial statements were issued.

Part II Information Not Required in Prospectus

Item 17. Undertakings, page II-7

49.	STAFF’S COMMENT: Please provide all applicable undertakings. See Item 512(a)(5)(ii) and 512(f) of Regulation S-K.

Securities and Exchange Commission

September 23, 2013

REGISTRANT’S RESPONSE: We have added the undertaking contemplated by Item 512(f) of Regulation S-K, and with that we believe that all applicable undertakings have now been provided. We believe we are not subject to Rule 430C and therefore we believe Item 512(a)(5)(ii) of Regulation S-K does not apply to us.

If you have any questions or if we can be assistance in your review, please contact me (bkachioff@biocept.com; (858) 320-8237), or Hayden Trubitt (htrubitt@sycr.com; (858) 926-3006) or Michael Brown (mbrown@sycr.com; (858) 926-3007), who are both with our counsel Stradling Yocca Carlson & Rauth.

Sincerely,

/s/ William G. Kachioff

William G. Kachioff
Chief Financial Officer

cc:	Michael W. Nall, Chief Executive Officer, Biocept, Inc.

Hayden Trubitt, Esq.

Michael J. Brown, Esq.